Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Nov. 06, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 29, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Impairment loss related to discontinued operations			$ 1,146
Number of publications sold				22
Aggregate purchase price from sale				2,800
Impairment loss related to discontinued operations				1,922
Discontinued operations revenue				206		0	63	394	394	8,722	11,123
Impairment loss related to discontinued operations	(946)	(1,034)			404	0	(946)	(1,034)	(1,034)	(2,340)	(699)
Tax effect of discontinued operations						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0